Stock Plans and Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity:

	Shares Subject to Outstanding Options	Weighted- Average Exercise Price of Options	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2012	103,760	$34.19	4.43	$—
Options granted	487,697	5.00
Options exercised	(77)	4.77
Options forfeited	(3,490)	10.36
Options expired	(10,637)	31.31

Outstanding as of December 31, 2013	577,253	$7.00	9.57	$3
Options granted (unaudited)	342,950	5.02
Options exercised (unaudited)
Options forfeited (unaudited)	(8,059)	4.98
Options expired (unaudited)	(5,348)	30.21

Outstanding as of March 31, 2014 (unaudited)	906,796	$6.13	9.47	$2,682

Vested and expected to vest as of December 31, 2013	557,995	$7.07	9.56	$3

Exercisable as of December 31, 2013	289,308	$9.55	9.25	$1

Vested and expected to vest as of March 31, 2014 (unaudited)	877,457	$6.17	9.47	$2,595

Exercisable as of March 31, 2014 (unaudited)	380,568	$7.68	9.20	$1,110

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding as of March 31, 2014 (unaudited):

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	11,646	7.42	9,173
$5.00	881,546	9.61	416,030
$7.99	2,500	9.96	—
$15.90	839	0.03	839
$30.21	3,290	0.77	3,290
$39.75	3,520	0.03	3,520
$238.50	3,455	2.49	3,455

	906,796	9.47	436,307

The following table summarizes information about stock options outstanding as of December 31, 2013:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Term (Years)	Number of Shares
$4.77	12,257	7.62	8,815
$5.00	548,544	9.88	264,041
$15.90	839	0.27	839
$30.21	8,638	0.41	8,638
$39.75	3,520	0.27	3,520
$238.50	3,455	2.73	3,455

	577,253	9.57	289,308

Estimated Weighted-Average Grant Date Fair Value

The following table presents the weighted-average assumptions the Company used with the Black-Scholes valuation model to derive the grant date fair value-based measurements of employee and director stock options and the resulting estimated weighted-average grant date fair-value-based measurements per share:

	Three months Ended March		Year Ended December 31,
	2014	2013	2013	2012
Weighted-average assumptions:
Expected term	6.02 yrs	—	6 yrs	6.25 yrs
Expected volatility	91%	—	92%	100%
Risk-free interest rate	2.04%	—	1.76%	1.01%
Expected dividend yield	0%	—	0%	0%
Weighted-average grant date fair value per share	$3.76	—	$3.76	$3.97

Summary of Stock-Based Compensation Expense

Employee and director stock-based compensation expense recorded was as follows (in thousands):

	Three Months Ended March 31,		Year Ended December 31
	2014	2013	2013	2012
	(unaudited)
Research and development	$146	$6	$184	$26
General and administrative	568	12	691	54

Total	$714	$18	$875	$80